Mezzanine Equity and Stockholders' Equity (Deficit) - Authorized Shares (Details) - $ / shares	Sep. 30, 2024	Jul. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.001		$ 0.001
Convertible preferred stock, par value (in dollars per share)				$ 0.001
Shares authorized		11,534,892
Common stock, shares authorized	210,000,000	6,594,946		6,594,946
Convertible preferred stock, shares authorized		4,939,946		4,939,946
Adagio Medical Inc
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Shares authorized			11,534,892	11,534,892
Common stock, shares authorized			6,594,946	6,594,946	6,594,946
Convertible preferred stock, shares authorized			4,939,946	4,939,946	4,939,946